UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments

Senior Floating-Rate Loans — 92.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,927,918
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,306	5,844,404
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		63,293	58,334,722
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		66,400	65,684,233
Term Loan, 3.75%, Maturing June 4, 2021		34,464	34,048,324

			$168,839,601

Automotive — 2.7%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.94%, Maturing April 27, 2020		13,671	$13,692,406
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		13,586	13,617,368
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018		14,250	14,215,755
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		15,301	15,189,723
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,924	19,911,662
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,389	50,784,581
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		55,854	56,051,053
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		6,123	5,969,437
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,372	30,260,336
Remy International, Inc.
Term Loan, 5.25%, Maturing March 5, 2020		5,117	5,124,584
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		2,213	2,223,217
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	10,025	10,886,194
Term Loan, 4.50%, Maturing June 30, 2022		15,100	15,005,625
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		20,161	20,026,225

			$272,958,166

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	11,923	$11,296,569
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	2,835,000

		$14,131,569

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	4,239	$4,242,025
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	9,974	9,774,275

		$14,016,300

Building and Development — 1.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	17,937	$17,858,956
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	13,010	12,912,053
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,833	15,724,287
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,975	9,898,631
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,517	24,071,264
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	2,469	2,482,700
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,770	13,614,816
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	5,778	5,770,416
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,552,204
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,531	18,420,990
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	275	271,940
Term Loan, 3.75%, Maturing March 5, 2020	18,840	18,849,183
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	7,756	7,753,143
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,260	6,251,737

		$155,432,320

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 7.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		46,907	$45,754,005
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		7,675	7,675,959
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,205	27,109,248
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		7,919	7,345,138
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,399	16,912,987
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,280	17,160,809
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,780	12,712,037
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,902	17,868,361
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,541	3,547,765
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,417	31,743,784
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(3)(4)		9,764	4,358,467
Term Loan, 5.50%, Maturing July 2, 2020(3)		5,464	2,512,279
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		9,566	2,362,828
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		61,547	61,585,621
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		18,022	17,939,617
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		12,870	12,841,317
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,026	1,978,279
Term Loan, 4.00%, Maturing November 6, 2020		15,103	14,744,435
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,397	8,508,964
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,419	23,411,943
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,587	37,466,525
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	43,290
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,768	17,821,735
ION Trading Finance Ltd.
Term Loan, 4.25%, Maturing June 10, 2021		5,950	5,920,250
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,185,824

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		22,033	$22,060,940
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		55,175	55,163,496
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	30,936,910
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		14,443	11,644,644
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,705,795
Term Loan, 4.50%, Maturing April 2, 2022		5,397	5,375,760
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		1,658	1,649,470
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,843	6,797,600
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,686	8,683,361
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		27,951	26,553,604
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,500	1,380,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,897	1,892,147
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,925,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		36,682	36,736,829
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	86,398,189
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,007	13,977,792
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,858	18,755,349
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		576	576,046
Term Loan, 4.25%, Maturing May 14, 2022		3,289	3,289,266

			$770,013,665

Cable and Satellite Television — 1.4%
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		26,050	$26,058,154
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		45,750	45,961,594
Numericable Group SA
Term Loan, 4.00%, Maturing July 29, 2022	EUR	5,225	5,691,089

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	$34,365,573
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,066,373
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,523,482
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	3,917,147
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,090,105

			$138,673,517

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,604	$8,622,361
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,327	6,956,958
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,464	4,473,735
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,933	3,918,675
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		57,558	57,485,830
Term Loan, 4.00%, Maturing February 1, 2020	EUR	940	1,036,594
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		10,908	10,912,988
Chemours Company (The)
Revolving Loan, Maturing May 12, 2020(2)		5,000	4,508,000
Term Loan, 3.75%, Maturing May 12, 2022		12,900	11,782,019
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,352	6,296,420
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,465	8,433,638
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,826	2,802,546
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,097	17,008,315
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,382	7,378,573
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,775	29,427,615
Ineos Finance, PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,622	6,060,244
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,247	17,457,856
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		50,149	49,699,293
Term Loan, 4.25%, Maturing March 31, 2022		9,054	8,952,614

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,151	$7,441,749
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,772	29,848,781
Term Loan, 4.75%, Maturing June 7, 2020		8,089	7,813,352
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		20,437	20,420,387
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,910	8,932,275
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,900	5,227,602
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		11,024	10,610,421
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,610,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,887	18,859,955
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,148	5,074,801
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		1,035	1,035,328
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,863	5,866,858
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,965,504
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,190	4,169,864
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,534	31,851,784
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		33,750	33,267,848
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		4,339	4,322,853

			$468,533,636

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		20,425	$19,646,297

			$19,646,297

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	276	$425,334

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,016	$26,362,155

			$26,787,489

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,556	$40,262,992
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,499,205
Term Loan, 4.00%, Maturing October 1, 2022		13,400	13,440,950
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,331	32,398,032
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		9,594	9,605,456
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,094,695
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,343,112
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	20,775	22,947,216

			$197,591,658

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		19,000	$18,614,072
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		4,743	4,750,954
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		7,123	7,128,561
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	44,003,423

			$74,497,010

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,626	$19,634,214
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,515	20,140,908
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,049	2,257,195
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,225	32,755,697
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		25,785	24,186,298
Term Loan, 3.75%, Maturing August 5, 2020		4,939	4,602,897
Term Loan, 4.00%, Maturing April 1, 2022		49,088	45,739,861

			$149,317,070

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		40,080	$39,645,371
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	14,935,375

			$54,580,746

Electronics / Electrical — 9.4%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,483	$20,062,274
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,351	51,397,432
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,621	13,553,334
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,816	5,808,980
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		11,825	11,828,701
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		34,266	27,127,575
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		70,049	70,131,822
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,691	3,692,289
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,362,478
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,889	17,263,109
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,635,502
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		10,550	10,549,687
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,456	59,627,074
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		13,562	13,493,964
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,379	8,169,813
Term Loan, 3.75%, Maturing June 3, 2020		94,883	92,524,401
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,775	5,145,767
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		28,525	28,254,611
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,438	6,879,803

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	9,776	$9,812,911
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	21,470	21,463,301
Term Loan, 5.25%, Maturing November 19, 2021	22,434	22,441,924
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	57,759	57,823,527
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	19,116	18,967,057
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,953	24,682,613
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	6,555	6,526,354
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,925	15,460,423
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,390,750
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,024	10,045,688
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,246,460
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	90,720	83,122,389
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,255	35,335,910
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,925	8,925,000
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	3,580	3,595,578
Term Loan, 4.00%, Maturing July 8, 2022	23,139	23,238,090
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	15,998	16,037,494
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,505	14,215,216
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,481	13,464,170
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,349,795
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,351	22,331,948

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	28,204	$28,432,736

		$930,417,950

Financial Intermediaries — 3.9%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,779	$12,666,716
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,122,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,124	28,205,564
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,590	13,492,623
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2017	1,000	999,996
Term Loan, 3.70%, Maturing March 24, 2018	40,518	40,285,388
Term Loan, 3.70%, Maturing September 24, 2018	41,428	41,208,341
Term Loan, 3.95%, Maturing July 8, 2022	9,650	9,686,187
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,991	25,893,169
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,615	44,670,713
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	5,000	5,004,690
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,210	14,121,130
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,840,257
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,290	2,295,675
Term Loan, 6.25%, Maturing September 4, 2018	8,360	8,381,067
Term Loan, 6.25%, Maturing September 4, 2018	12,765	12,796,411
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	20,910	20,966,555
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,873	6,804,089
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,470	22,301,310
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,785	11,814,840

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		48,693	$44,879,115

			$387,360,200

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,265	$54,380,560
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		7,921	7,925,473
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	3,452	3,809,593
Term Loan, 4.25%, Maturing July 2, 2022		36,566	36,486,091
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,817	9,811,300
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		27,466	26,899,192
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,815	11,815,451
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		18,751	18,778,753
High Liner Foods, Inc.
Term Loan, 4.25%, Maturing April 24, 2021		15,167	15,115,981
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,734,689
Term Loan, 3.75%, Maturing September 18, 2020		27,489	27,499,308
Term Loan, 4.00%, Maturing October 30, 2022		8,300	8,310,325
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,699	11,750,146
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,419	8,607,040
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		92,070	91,460,077

			$367,383,979

Food Service — 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		65,645	$65,750,215
Aramark Services, Inc.
Term Loan, 3.70%, Maturing July 26, 2016		1,491	1,477,332
Term Loan, 3.70%, Maturing July 26, 2016		5,820	5,765,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
ARG IH Corporation
Term Loan, 4.76%, Maturing November 15, 2020	4,711	$4,729,922
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	529	513,470
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	9,652	9,603,575
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	29,026	29,093,504
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	8,418	8,333,592
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	8,964	8,762,737
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,032	3,971,705
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	90,102	90,233,199
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,231	76,702,193

		$304,936,646

Food / Drug Retailers — 2.1%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,387	$40,396,944
Term Loan, 5.00%, Maturing August 25, 2019	34,710	34,731,694
Term Loan, 5.50%, Maturing August 25, 2021	11,614	11,629,570
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	10,467	10,178,918
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,092	18,026,665
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,972,941
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,553	52,550,451

		$211,487,183

Health Care — 9.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,226	$3,241,350
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,289	4,299,973
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	19,058	18,866,925

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	21,820	$21,861,160
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	29,015	28,897,163
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	12,977	12,961,240
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	6,400	6,408,000
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,349	9,314,168
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	2,892	2,660,608
Term Loan, 6.50%, Maturing July 31, 2020	4,820	4,434,347
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	18,202	16,381,871
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	875	876,003
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	35,790	35,723,061
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,721	21,656,181
Term Loan, 4.00%, Maturing January 27, 2021	39,965	39,912,737
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,915	3,918,418
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	13,760	13,754,087
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	16,038	15,877,655
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	28,005	27,829,782
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	67,927	67,892,065
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,575	2,579,146
Term Loan, 4.25%, Maturing August 30, 2020	8,508	8,521,589
Greatbatch Ltd.
Term Loan, 5.25%, Maturing September 22, 2022	11,300	11,349,437
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	2,968	2,774,671
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,090	22,161,100
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,801	11,905,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	$15,286,899
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,152,139
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	51,013	50,418,202
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,426	23,396,877
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,547	53,614,278
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	13,900	13,761,000
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,763	8,456,230
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	4,213	4,192,784
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	42,132	15,062,118
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	10,898	8,064,718
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,923	5,863,007
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	10,116	9,964,186
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,988	4,900,219
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	39,815	38,023,730
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	29,995	29,094,816
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	5,800	5,720,250
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,694,905
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	27,566	27,554,309
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	17,550	17,385,183
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	20,974	20,987,599
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	20,979	20,952,654
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,325	4,303,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	16,002	15,876,547

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		13,387	$12,717,531
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		12,937	12,726,527
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,307	12,310,466

			$895,538,448

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,107,423
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		829	830,774

			$44,938,197

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		48,217	$47,171,883
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,858,640
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,327	19,391,412
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,333	38,859,014
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,447	6,679,590
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	27,533,539
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		14,774	14,838,265
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		13,067	12,772,703
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,405	57,820,659
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		18,204	17,946,091
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,762	5,647,005
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		12,583	12,499,057
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,196	3,170,631
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		6,495	6,489,118

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	$12,732,576

			$289,410,183

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		22,643	$22,438,057
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,665	6,696,889
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		8,750	8,777,344
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		50,085	47,940,891
Term Loan, 5.00%, Maturing August 4, 2022		59,526	56,430,470
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	27,202,837
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,186	14,702,125
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,159	4,075,931
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020(3)		4,700	3,149,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		54,886	53,685,712
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,661	58,148,105

			$303,247,361

Leisure Goods / Activities / Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		14,737	$14,741,577
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		18,575	18,605,964
Aufinco Pty. Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,108,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		43,583	43,610,199
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		5,425	5,452,803
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020		10,626	10,636,398
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		15,612	15,612,343

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	4,470	$4,457,372
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	285	284,644
Term Loan, 5.50%, Maturing May 8, 2021	2,209	2,205,989
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,655	34,662,139
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	17,107	17,034,950
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,984	19,534,026
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	8,870	8,880,086
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	31,754	29,927,921
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	6,509	1,139,079
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	28,782	27,199,042
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,187,899
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,559	17,362,108
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	20,703	20,185,068
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	31,421	31,043,691

		$336,871,298

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,684,463
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,972	44,053,417
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,869,388
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	7,405	7,418,116
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(6)	2,075	1,871,334
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	11,503	11,520,751

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,657	$9,588,399
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	38,338	59,189,515
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,993	3,009,694
Term Loan, 5.50%, Maturing November 21, 2019		6,984	7,022,619
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,693,669
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,172	33,154,987
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		2,729	2,729,427
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,669	6,589,597
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		47,229	46,269,900
Term Loan, 6.00%, Maturing October 1, 2021		5	4,517

			$286,669,793

Nonferrous Metals / Minerals — 1.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,841,125
Term Loan, 3.50%, Maturing May 22, 2020		19,719	8,725,668
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,122	21,064,006
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,159	8,082,411
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,006	23,631,159
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		3,791	2,511,206
Term Loan, 7.50%, Maturing April 16, 2020		23,890	15,807,307
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,443	1,569,489
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		33,746	33,100,410
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,426	9,001,786
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	11,702,813
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)		2,000	1,233,600

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(6)	30,442	$9,398,923

		$148,669,903

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	47,940	$33,318,349
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020(3)	19,167	11,116,935
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	33,434	31,594,936
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	18,449	18,166,513
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(4)	12,500	10,962,500
Term Loan, 4.50%, Maturing July 29, 2021	16,088	15,866,297
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,310	17,367,413
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,828	18,111,278
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	24,900	23,841,750
Term Loan, 4.00%, Maturing December 2, 2019	5,042	4,904,451
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,337	16,273,860
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	8,980,332
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,016	10,337,144
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	86,251	81,304,915
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing May 2, 2016	765	761,510
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,238	9,178,943
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	18,250	1,049,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	69,719	40,994,843
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	619,745
Term Loan, 4.25%, Maturing December 16, 2020	2,586	1,661,759
Term Loan, 4.25%, Maturing December 16, 2020	18,593	11,945,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019(3)	3,227	$2,146,035
Term Loan, 4.25%, Maturing October 1, 2019(3)	5,283	3,513,449
Term Loan, 4.25%, Maturing October 1, 2019(3)	39,872	26,514,955
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,940	7,066,332
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,552	6,456,609
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	3,395	3,391,105
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,138	22,782,559

		$440,229,775

Publishing — 2.3%
682534 N.B., Inc.
Term Loan, 10.00%, Maturing October 1, 2020(3)	193	$154,124
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	24,120	24,150,525
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,407	74,157,003
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	23,882	23,906,570
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	49,378	42,649,920
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	15,310	15,353,064
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,729	7,593,254
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,718	2,705,911
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	11,173	11,116,948
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,784	8,739,600
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,676	21,486,047

		$232,012,966

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,044	$6,547,746

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,757	$6,514,635
Block Communications, Inc.
Term Loan, 5.50%, Maturing November 7, 2021		3,515	3,527,679
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		72,971	62,253,606
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		7,689	7,694,021
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		16,801	16,604,546
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		4,518	4,514,979
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		8,701	8,554,553
iHeartCommunications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		26,740	22,470,953
Term Loan, 7.69%, Maturing July 30, 2019		5,384	4,576,225
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		19,359	19,334,756
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,979	10,951,644
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,450	12,419,337
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,599	5,570,552
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		3,938	3,943,644
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	25,478,686
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,080	4,058,213
Term Loan, 4.00%, Maturing March 1, 2020		13,302	13,220,684

			$238,236,459

Retailers (Except Food and Drug) — 5.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		27,853	$22,299,968
B&M Retail Limited
Term Loan, 3.84%, Maturing May 21, 2019	GBP	6,850	10,412,559
Term Loan, 4.34%, Maturing April 28, 2020	GBP	5,450	8,343,954
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		20,014	19,905,675
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		28,591	28,549,803

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	$20,722,924
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		33,473	33,571,365
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,280	15,709,050
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,412	10,463,209
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		49,695	37,085,228
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,745	27,050,956
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,804	16,845,739
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		43,938	43,983,739
Term Loan, 4.00%, Maturing January 28, 2020		7,547	7,575,198
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		55,379	54,119,921
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		33,050	33,043,126
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,960	4,965,950
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		46,234	46,281,132
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,293	9,598,456
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,752	9,459,016
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 3, 2021		18,738	18,855,263
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,351	7,276,996
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,722	38,270,568
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	31,209,275
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	6,798	7,624,650
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	10,163	7,767,060
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	3,783	$3,683,934

		$574,674,714

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	138,314	$117,532,219
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	23,308	22,725,313
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017	8,315	8,231,640

		$148,489,172

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	21,650	$21,271,125
Term Loan, 3.75%, Maturing March 11, 2018	22,607	22,597,857
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(4)	613	611,617
Term Loan, 4.00%, Maturing July 31, 2022	1,400	1,396,903
Term Loan, 4.00%, Maturing July 31, 2022	4,388	4,379,480
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,960	30,745,752

		$81,002,734

Telecommunications — 2.8%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	116,259	$112,898,030
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,263	22,012,665
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	9,601	9,495,932
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,068	11,049,933
Term Loan, 4.00%, Maturing April 23, 2019	31,629	28,960,240
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,626	46,393,209
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	11,009	10,846,798
Term Loan, 3.50%, Maturing January 15, 2022	17,084	16,831,905
Term Loan, 3.50%, Maturing January 15, 2022	18,106	17,839,108

		$276,327,820

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		4,234	$4,133,918
Term Loan, 3.25%, Maturing January 31, 2022		5,804	5,680,846
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019		1,385	1,388,791
Term Loan, 4.00%, Maturing October 30, 2020		6,632	6,645,470
Term Loan, 3.50%, Maturing May 27, 2022		40,623	40,233,895
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,196	17,146,896
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		4,912	4,910,271
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,888	6,905,091
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,670,625
Term Loan, 5.00%, Maturing December 19, 2021		38,502	37,683,984
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022		2,325	2,313,375
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,518	6,941,785
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,438	14,842,746
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,641	3,586,262
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,301	21,316,043
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,295	7,263,147

			$182,663,145

Total Senior Floating-Rate Loans (identified cost $9,794,324,605)			$9,205,586,970

Corporate Bonds & Notes — 4.0%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		9,000	$9,283,950
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		10,823	11,404,210
6.00%, 4/15/21(9)	GBP	11,115	18,174,106

			$38,862,266

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.1%
Hexion, Inc.
6.625%, 4/15/20		16,525	$14,087,562

			$14,087,562

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,391,250

			$46,391,250

Ecological Services and Equipment — 0.0%(10)
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,220,000
9.00%, 11/15/18(9)	CAD	4,500	2,443,408

			$4,663,408

Entertainment — 0.2%
Vougeot Bidco PLC
5.201%, 7/15/20(9)(11)	EUR	18,625	$20,533,214

			$20,533,214

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,416,061
7.125%, 9/1/18(9)		2,325	2,580,750

			$4,996,811

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		10,952	$11,568,050

			$11,568,050

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,108,000
Iceland Bondco PLC
4.829%, 7/15/20(9)(11)	GBP	9,575	12,952,613
6.25%, 7/15/21(9)	GBP	7,000	9,822,685
Picard Groupe SA
4.25%, 8/1/19(9)(11)	EUR	4,500	4,981,606

			$45,864,904

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		29,975	$30,649,437
5.125%, 8/1/21		7,500	7,781,250
HCA, Inc.
4.75%, 5/1/23		9,766	10,034,565
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,913,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,562,500
4.375%, 10/1/21		9,700	9,724,250

			$87,665,127

Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		857	$438,375

			$438,375

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.586%, 11/15/19(9)(11)	GBP	2,500	$3,864,404

			$3,864,404

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,631,150

			$8,631,150

Lodging and Casinos — 0.4%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$20,515,625
9.00%, 2/15/20(6)		6,175	5,001,750
9.00%, 2/15/20(6)		14,975	12,111,031

			$37,628,406

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,327,500

			$11,327,500

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,644,900

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	$8,628,400

			$16,273,300

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,520	$2,551,231
Wind Acquisition Finance SA
5.183%, 4/30/19(9)(11)	EUR	7,775	8,637,758
6.50%, 4/30/20(9)		7,375	7,808,281
3.951%, 7/15/20(9)(11)	EUR	2,150	2,364,307

			$21,361,577

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,168,000
7.875%, 1/15/23(9)		15,040	16,224,400
5.875%, 1/15/24(9)		5,000	5,250,000

			$24,642,400

Total Corporate Bonds & Notes (identified cost $416,520,574)			$398,799,704

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XIV Series 2013-14A, Class C1, 3.171%, 4/15/25(9)(11)	$5,600	$5,469,427
Series 2013-14A, Class D, 3.821%, 4/15/25(9)(11)	7,000	6,651,042
Series 2013-14A, Class E, 4.721%, 4/15/25(9)(11)	3,500	2,972,874
Ares XXVIII CLO, Ltd. Series 2013-3A, Class C1, 3.065%, 10/17/24(9)(11)	3,000	2,922,640
Series 2013-3A, Class D, 3.815%, 10/17/24(9)(11)	3,000	2,798,982
Series 2013-3A, Class E, 5.215%, 10/17/24(9)(11)	3,000	2,588,194
Avery Point II CLO, Ltd. Series 2013-2A, Class C1, 3.065%, 7/17/25(9)(11)	4,000	3,914,358
Series 2013-2A, Class D, 3.765%, 7/17/25(9)(11)	3,330	3,146,648
Series 2013-2A, Class E, 4.565%, 7/17/25(9)(11)	3,330	2,836,635
Babson CLO, Ltd. Series 2013-IA, Class C, 3.017%, 4/20/25(9)(11)	7,175	6,990,370
Series 2013-IA, Class D, 3.817%, 4/20/25(9)(11)	5,600	5,229,223
Series 2013-IA, Class E, 4.717%, 4/20/25(9)(11)	3,525	3,076,171

Security	Principal Amount (000’s omitted)	Value

Birchwood Park CLO, Ltd. Series 2014-1A, Class C1, 3.421%, 7/15/26(9)(11)	$3,500	$3,499,244
Series 2014-1A, Class E1, 5.421%, 7/15/26(9)(11)	3,500	2,997,830
Carlyle Global Market Strategies CLO, Ltd. Series 2013-3A, Class B, 2.971%, 7/15/25(9)(11)	5,000	4,865,869
Series 2013-3A, Class C, 3.721%, 7/15/25(9)(11)	3,000	2,839,359
Series 2013-3A, Class D, 4.921%, 7/15/25(9)(11)	2,400	2,092,058
Dryden XXVIII Senior Loan Fund Series 2013-28A, Class A3L, 3.021%, 8/15/25(9)(11)	3,250	3,184,150
Series 2013-28A, Class B1L, 3.521%, 8/15/25(9)(11)	1,400	1,258,497
Series 2013-28A, Class B2L, 4.221%, 8/15/25(9)(11)	925	778,773
Madison Park Funding XII, Ltd. Series 2014-12A, Class C, 3.417%, 7/20/26(9)(11)	3,250	3,247,559
Series 2014-12A, Class D, 3.817%, 7/20/26(9)(11)	3,250	3,056,653
Series 2014-12A, Class E, 5.417%, 7/20/26(9)(11)	3,250	2,814,960
Oak Hill Credit Partners VIII Ltd. Series 2013-8A, Class C, 3.017%, 4/20/25(9)(11)	6,325	6,171,934
Series 2013-8A, Class D, 3.817%, 4/20/25(9)(11)	6,950	6,600,033

Total Asset-Backed Securities (identified cost $95,418,427)		$92,003,483

Common Stocks — 0.3%

Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)(15)	2,577	$2,122,193

		$2,122,193

Automotive — 0.1%
Dayco Products, LLC(3)(12)(13)	88,506	$3,274,722

		$3,274,722

Business Equipment and Services — 0.0%(10)
Education Management Corp.(3)(12)(13)	65,471,595	$66

		$66

Lodging and Casinos — 0.0%(10)
Affinity Gaming, LLC(3)(12)(13)	206,125	$2,576,565

		$2,576,565

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$11,309,559
MediaNews Group, Inc.(12)(13)	162,730	5,085,311

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Publishing (continued)
Nelson Education, Ltd.(3)(12)(13)	32,751	$0

		$16,394,870

Total Common Stocks (identified cost $10,169,258)		$24,368,416

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value

Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	72,851	$978,389

Total Convertible Preferred Stocks (identified cost $5,141,580)		$978,389

Warrants — 0.0%(10)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(10)
Vivarte Luxco(3)(12)(13)	104,081	$58,371

Total Warrants (identified cost $38,148)		$58,371

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$49,179	$49,178,849

Total Short-Term Investments (identified cost $49,178,849)		$49,178,849

Total Investments — 98.3% (identified cost $10,370,791,441)		$9,770,974,182

Less Unfunded Loan Commitments — (0.2)%		$(24,479,707)

Net Investments — 98.1% (identified cost $10,346,311,734)		$9,746,494,475

Other Assets, Less Liabilities — 1.9%		$189,519,169

Net Assets — 100.0%		$9,936,013,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $304,229,542 or 3.1% of the Portfolio’s net assets.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

(15)	Affiliated company (see Note 9).

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	3,000,000	USD	3,404,142	State Street Bank and Trust Company	11/30/15	$—	$(104,086)
USD	10,886,478	CAD	14,419,575	State Street Bank and Trust Company	11/30/15	—	(139,059)
USD	74,696,416	EUR	66,381,473	State Street Bank and Trust Company	11/30/15	1,675,564	—
USD	28,762,672	GBP	18,680,092	JPMorgan Chase Bank, N.A.	11/30/15	—	(29,826)
USD	75,574,654	EUR	67,425,596	HSBC Bank USA, N.A.	12/31/15	1,352,878	—
USD	31,069,378	GBP	20,492,961	Goldman Sachs International	12/31/15	—	(515,742)
USD	82,083,295	EUR	73,992,910	Goldman Sachs International	1/29/16	580,703	—
USD	74,536,610	GBP	48,886,403	HSBC Bank USA, N.A.	1/29/16	—	(804,309)

						$3,609,145	$(1,593,022)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $10,297,132,885)	$9,697,315,626
Affiliated investment, at value (identified cost, $49,178,849)	49,178,849
Cash	31,880,675
Restricted cash*	340,000
Foreign currency, at value (identified cost, $23,287,533)	23,182,904
Interest receivable	42,958,685
Interest receivable from affiliated investment	37,731
Receivable for investments sold	125,586,044
Receivable for open forward foreign currency exchange contracts	3,609,145
Prepaid expenses	895,738
Total assets	$9,974,985,397

Liabilities
Cash collateral due to broker	$340,000
Payable for investments purchased	32,077,562
Payable for open forward foreign currency exchange contracts	1,593,022
Payable to affiliates:
Investment adviser fee	4,289,672
Trustees’ fees	5,667
Accrued expenses	665,830
Total liabilities	$38,971,753
Net Assets applicable to investors’ interest in Portfolio	$9,936,013,644

Sources of Net Assets
Investors’ capital	$10,533,853,187
Net unrealized depreciation	(597,839,543)
Total	$9,936,013,644

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest and other income	$556,168,236
Dividends	1,500,049
Interest allocated from affiliated investment	525,842
Expenses allocated from affiliated investment	(41,538)
Total investment income	$558,152,589

Expenses
Investment adviser fee	$57,192,783
Trustees’ fees and expenses	68,000
Custodian fee	2,376,976
Legal and accounting services	1,024,229
Interest expense and fees	2,763,407
Miscellaneous	395,888
Total expenses	$63,821,283
Deduct —
Reduction of custodian fee	$320
Total expense reductions	$320

Net expenses	$63,820,963

Net investment income	$494,331,626

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(86,175,934)
Investment transactions allocated from affiliated investment	583
Foreign currency and forward foreign currency exchange contract transactions	65,155,758
Net realized loss	$(21,019,593)
Change in unrealized appreciation (depreciation) —
Investments	$(381,847,537)
Foreign currency and forward foreign currency exchange contracts	(18,051,802)
Net change in unrealized appreciation (depreciation)	$(399,899,339)

Net realized and unrealized loss	$(420,918,932)

Net increase in net assets from operations	$73,412,694

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$494,331,626	$643,872,661
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(21,019,593)	29,358,538
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(399,899,339)	(295,526,395)
Net increase in net assets from operations	$73,412,694	$377,704,804
Capital transactions —
Contributions	$222,760,540	$1,479,393,522
Withdrawals	(4,261,374,172)	(4,603,926,112)
Net decrease in net assets from capital transactions	$(4,038,613,632)	$(3,124,532,590)

Net decrease in net assets	$(3,965,200,938)	$(2,746,827,786)

Net Assets
At beginning of year	$13,901,214,582	$16,648,042,368
At end of year	$9,936,013,644	$13,901,214,582

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55%	0.52%	0.52%	0.54%	0.54%
Net investment income	4.27%	3.89%	4.14%	4.72%	4.31%
Portfolio Turnover	19%	34%	32%	42%	56%

Total Return	0.56%	2.23%	5.08%	7.67%	4.30%

Net assets, end of year (000’s omitted)	$9,936,014	$13,901,215	$16,648,042	$9,432,841	$9,694,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.8%, less than 0.05%, 11.7%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

41

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

42

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $57,192,783 or 0.49% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $2,125,941,196 and $5,449,377,373, respectively, for the year ended October 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,346,596,671

Gross unrealized appreciation	$41,896,894
Gross unrealized depreciation	(641,999,090)

Net unrealized depreciation	$(600,102,196)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,593,022. At October 31, 2015, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

43

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,609,145	(1)	$(1,593,022	)(2)

Total Derivatives subject to master netting or similar agreements	$3,609,145		$(1,593,022)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$580,703	$(515,742)	$(64,961)	$—	$—
HSBC Bank USA, N.A.	1,352,878	(804,309)	(548,569)	—	—
State Street Bank and Trust Company	1,675,564	(243,145)	(1,432,419)	—	—

	$3,609,145	$(1,563,196)	$(2,045,949)	$—	$—

44

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(515,742)	$515,742	$—	$—	$—
HSBC Bank USA, N.A.	(804,309)	804,309	—	—	—
JPMorgan Chase Bank, N.A.	(29,826)	—	—	—	(29,826)
State Street Bank and Trust Company	(243,145)	243,145	—	—	—

	$(1,593,022)	$1,563,196	$—	$—	$(29,826)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$73,324,185	$(14,661,381)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2015, which is indicative of the volume of this derivative type, was approximately $498,915,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.175 billion ($1.4 billion prior to March 16, 2015) unsecured line of credit agreement with a group of banks, which is in effect through March 14, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $1,219,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the year ended October 31, 2015 were $29,179,082 and 1.48%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

45

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the year ended October 31, 2015 were as follows:

	Shares, beginning of year	Gross additions	Gross reductions	Shares, end of year	Value, end of year	Dividend income	Realized gain (loss)

IAP Global Services, LLC	950	1,627	—	2,577	$2,122,193	$—	$—

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,117,062,108	$64,045,155	$9,181,107,263
Corporate Bonds & Notes	—	398,361,329	438,375	398,799,704
Asset-Backed Securities	—	92,003,483	—	92,003,483
Common Stocks	—	5,085,311	19,283,105	24,368,416
Convertible Preferred Stocks	—	—	978,389	978,389
Warrants	—	—	58,371	58,371
Short-Term Investments	—	49,178,849	—	49,178,849

Total Investments	$—	$9,661,691,080	$84,803,395	$9,746,494,475

Forward Foreign Currency Exchange Contracts	$—	$3,609,145	$—	$3,609,145

Total	$—	$9,665,300,225	$84,803,395	$9,750,103,620

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,593,022)	$—	$(1,593,022)

Total	$—	$(1,593,022)	$—	$(1,593,022)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

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Eaton Vance

Floating Rate Portfolio

October 31, 2015

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented.

At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11   Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at October 31, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

47

Eaton Vance

Floating Rate Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating Rate Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2015

48

Eaton Vance

Floating-Rate Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

49

Eaton Vance

Floating-Rate Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

50

Eaton Vance

Floating-Rate Fund

October 31, 2015

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$93,007	$110,637
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$22,930	$23,618
All Other Fees(3)	$0	$0

Total	$115,937	$134,255

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$22,930	$23,618
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 11, 2015